Fair Value (Transfers between Level 1 and Level 2) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Trading account liabilities, Trading derivative liabilities [Member] | Equity Contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Liabilities	[1],[2]	¥ 31,341
Transfers out of Level 2 into Level 1, Liabilities	[1]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Assets	[1]	6,176
Transfers out of Level 2 into Level 1, Assets	[1]
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Assets	[1],[2]	26,781
Transfers out of Level 2 into Level 1, Assets	[1]
Investment Securities, Available-for-sale Securities [Member] | Marketable Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Assets	[1]	8,022	¥ 22,578
Transfers out of Level 2 into Level 1, Assets	[1]	¥ 5,566	¥ 27,807

[1]	The transfers between level 1 and 2 occurred during the first-half of the fiscal year are assumed to have occurred at the beginning of the first-half year, and the transfers occurred during the second-half of the fiscal year are assumed to have occurred at the beginning of the second-half year.
[2]	Transfer out of Level 1 into Level 2 for trading derivative assets and trading derivative liabilities were caused by the adoption of valuation techniques instead of quoted prices which were not obtained at the end of the period due to the reduction of activities in the market.